Asset Impairments (Detail) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2015
Property, Plant and Equipment
Asset impairment	$ 104,000	$ 1,873,000	$ 3,392,000
Italy Plan [Member]
Property, Plant and Equipment
Asset impairment		1,400,000	2,700,000
Proceeds from Sale of Property, Plant, and Equipment	1,500,000
Americas Engineered Plastics Plan [Member]
Property, Plant and Equipment
Asset impairment			500,000
Fair value of property, plant and equipment			3,800,000
Oyonnax, France [Member]
Property, Plant and Equipment
Asset impairment	100,000	500,000
Oyonnax, France [Member] | Subsequent Event [Member]
Property, Plant and Equipment
Proceeds from Sale of Property, Plant, and Equipment				$ 600,000